Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Finance Lease

The following table shows financing lease liabilities from the financial institutions, and the associated financial statement line items as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD
Liabilities
Financing lease liabilities current	16,680	16,680	12,343

Financing lease liabilities non-current	27,800	11,120	8,229

Schedule of Finance Lease Asset

As of December 31, 2022 and 2023, leased assets which are included in the “Property, plant and equipment” of the consolidated balance sheet of following at December 31:

	2022	2023	2023
	SGD	SGD	USD
Motor vehicles at cost	132,508	128,000	94,720
Less: Accumulated depreciation	(64,421)	(87,467)	(64,725)
Motor vehicles, net	68,087	40,533	29,995

Schedule of Financing Lease Expenses

Information relating to financing lease activities during the years ended December 31, 2022 and 2023 are as follows:

	2022	2023	2023
	SGD	SGD	USD
Financing lease expenses
Depreciation	26,502	25,600	18,944
Interest of lease liabilities	1,942	1,920	1,421
Total financing lease expenses	28,444	27,520	20,365

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

	SGD	USD
For the year ending December 31,
2024	18,600	13,764
2025	12,308	9,108
Total lease payments	30,908	22,872
Less: imputed interest	(3,108)	(2,300)
Total	27,800	20,572